UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash Flows from Operating Activities:
Net loss	$ (29,947)	$ (24,250)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense (Note 5)	4,284	4,285
Amortization of debt discount (Note 8)	200	0
Gain on settlement of payable	(1,106)	0
Common stock issued for services (Note 14)	15,257	0
Common stock issued for compensation (Note 14)	3,783	0
Loss on settlement of liability through stock issuance (Note 14)	3,914	0
Amortization of deferred financing fees	761	168
Amortization of deferred dry-docking and special survey costs	199	523
Gain on shares issued to the Manager (Note 4)	(954)	0
Stock compensation cost (Note 4 and 13)	506	1,337
Write off of deferred financing fees	0	134
Change in fair value of derivatives (Note 7)	(189)	(194)
Vessel impairment loss (Note 6)	3,477	12,480
Changes in:
-Trade receivables	896	(105)
-Insurance claims	(465)	405
-Due from related party	(1,041)	(181)
-Inventories	271	64
-Prepayments and other	(807)	575
-Accounts payable	(1,406)	4,860
-Accrued liabilities	1,925	(31)
-Due to related party	(94)	0
-Unearned revenue	(204)	(84)
Dry-docking and special survey costs paid	(583)	0
(Increase) - decrease of deferred charges	0	(3,534)
Net Cash used in Operating Activities	(1,323)	(3,548)
Cash flows from Investing Activities
Cash flows from Financing Activities:
Decrease in restricted cash	0	1,125
Payments of bank loans	(223)	0
Proceeds from convertible notes (Note 8)	489
Proceeds from sale of common stock (Note 14)	1,041	2,157
Net Cash provided by Financing Activities	1,307	3,282
Net change in cash and cash equivalents	(16)	(266)
Cash and cash equivalents, beginning of period	29	331
Cash and cash equivalents, end of period	13	65
Supplemental Cash Flow Information:
Cash paid for interest	411	831
Cash paid for taxes	0	0
Non-Cash Operating Activities:
Shares issued to settle fees owed to the Manager	2,559	2,040
Debt discount related to convertible note	263
Note converted to common stock	$ 154